Dividends on ordinary shares and buyback (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Dividends [Abstract]
Schedule of dividends on ordinary shares	Shareholders who have joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2024 interim dividend	1 August 2024
Record date for 2024 interim dividend	2 August 2024
Final date for joining or leaving the interim 2024 dividend reinvestment plan	19 August 2024
Interim 2024 dividend paid	10 September 2024